Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows:

	As of December 31,
	2020	2019
Cash and cash equivalent	$6,903,499	$12,241,339
Restricted cash-current	2,500,000	2,064,130
Restricted cash-non current	-	1,766,700
Total Cash and cash equivalent and Restricted cash	$9,403,499	$16,072,169

As of December 31, 2020 and 2019, the restricted cash -current related to (i) cash held in a special account as collateral against a bank loan with amount to $1,000,000 and $2,000,000 respectively, (ii) cash held by Restricted Cash in Bank Time Deposit for Cutting Mutia is $1,500,000 and nil, respectively.